Annual Fund Operating Expenses - PSF Mid-Cap Growth Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)
+ Administration Fees
+ Other Expenses	0.07%
= Total Annual Portfolio Operating Expenses	0.67%
Class II
Operating Expenses:
Management Fees	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fees	0.15%
+ Other Expenses	0.07%
= Total Annual Portfolio Operating Expenses	1.07%
Class III
Operating Expenses:
Management Fees	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fees
+ Other Expenses	0.07%
= Total Annual Portfolio Operating Expenses	0.92%